ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

AST Advanced Strategies Portfolio

AST Balanced Asset Allocation Portfolio

AST Capital Growth Asset Allocation Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Cohen & Steers Realty Portfolio

AST Core Fixed Income Portfolio

AST Emerging Markets Equity Portfolio

AST Global Bond Portfolio

AST High Yield Portfolio

AST International Equity Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Tactical Preservation Portfolio

AST Large-Cap Core Portfolio

AST Large-Cap Growth Portfolio

AST Large-Cap Value Portfolio

AST MFS Global Equity Portfolio

AST Mid-Cap Growth Portfolio

AST Mid-Cap Value Portfolio

AST Preservation Asset Allocation Portfolio

AST Quantitative Modeling Portfolio

AST Small-Cap Growth Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

AST T. Rowe Price Natural Resources Portfolio

Supplement dated June 18, 2024 to the

Statement of Additional Information dated May 1, 2024, as supplemented (the SAI)

This supplement should be read and retained in conjunction with the SAI for the Advanced Series Trust (the Trust) relating to the AST Academic Strategies Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST ClearBridge Dividend Growth Portfolio, AST Cohen & Steers Realty Portfolio, AST Core Fixed Income Portfolio, AST Emerging Markets Equity Portfolio, AST Global Bond Portfolio, AST High Yield Portfolio, AST International Equity Portfolio, AST J.P. Morgan Global Thematic Portfolio, AST J.P. Morgan Tactical Preservation Portfolio, AST Large-Cap Core Portfolio, AST Large-Cap Growth Portfolio, AST Large-Cap Value Portfolio, AST MFS Global Equity Portfolio, AST Mid-Cap Growth Portfolio, AST Mid-Cap Value Portfolio, AST Preservation Asset Allocation Portfolio, AST Quantitative Modeling Portfolio, AST Small-Cap Growth Portfolio, AST T. Rowe Price Asset Allocation Portfolio, AST T. Rowe Price Growth Opportunities Portfolio and AST T. Rowe Price Natural Resources Portfolio, each a series of the Trust (collectively, the Portfolios). The Portfolios may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the SAI.

A.The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is revised to replace the information with respect to the Portfolios with the following, effective July 1, 2024:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Academic Strategies Asset	The Manager has contractually agreed to waive 0.02% of its investment
Allocation Portfolio	management fee through June 30, 2025. The Manager has also
contractually agreed to waive 0.0002% of its investment management fee through June 30, 2025. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. In addition, the

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Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.13% of the
Portfolio's average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.

AST Advanced Strategies Portfolio	The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2025. The Manager has also
contractually agreed to waive 0.0262% of its investment management fee through June 30, 2025. The Manager has also contractually agreed to waive
0.062% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee so that the Portfolio’s investment management fee does not exceed 0.66% of the Portfolio's average daily net assets through June 30, 2025. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee received from other portfolios of the Trust due to the
Portfolio’s investment in any such portfolios. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Balanced Asset Allocation	The Manager has contractually agreed to waive 0.02% of its investment
Portfolio	management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive 0.0004% of its investment management fee through June 30, 2025. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.

AST Capital Growth Asset Allocation	The Manager has contractually agreed to waive 0.02% of its investment
Portfolio	management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive 0.0002% of its investment management fee through June 30, 2025. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.

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Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST ClearBridge Dividend Growth	The Manager has contractually agreed to waive 0.012% of its investment
Portfolio	management fee through June 30, 2025. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

AST Cohen & Steers Realty Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.08% of the Portfolio’s average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

AST Core Fixed Income Portfolio	The Manager has contractually agreed to waive 0.0404% of its investment management fee through June 30, 2025. The Manager has also
contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.72% of the Portfolio's average daily net assets through June 30,
2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.

AST Emerging Markets Equity	The Manager has contractually agreed to waive a portion of its investment
Portfolio	management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.33% of the Portfolio’s average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

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Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Global Bond Portfolio	The Manager has contractually agreed to waive 0.0412% of its investment management fee through June 30, 2025. The Manager has also
contractually agreed to waive 0.0038% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes
(such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.90% of the Portfolio's average daily net assets through June 30, 2025. Expenses
waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.

AST High Yield Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.85% of the Portfolio’s average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

AST International Equity Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.03% of the Portfolio’s average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

AST J.P. Morgan Global Thematic	The Manager has contractually agreed to waive 0.048% of its investment
Portfolio	management fee through June 30, 2025. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.
In addition, the Manager has voluntarily agreed to waive an additional
0.022% of its investment management fee.

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Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST J.P. Morgan Tactical	The Manager has contractually agreed to waive a portion of its investment
Preservation Portfolio	management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.93% of the
Portfolio's average daily net assets through June 30, 2025. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board.
AST Large-Cap Core Portfolio	The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.86% of the Portfolio’s average daily net assets through June 30,
2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.

AST Large-Cap Growth Portfolio	The Manager has contractually agreed to waive 0.0473% of its investment management fee through June 30, 2025. The Manager has also
contractually agreed to waive an additional 0.0010% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.90% of the Portfolio’s average daily net assets through June 30,
2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.

AST Large-Cap Value Portfolio	The Manager has contractually agreed to waive 0.009% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s

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Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.82% of the Portfolio’s average daily net assets through June 30,
2025. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.

AST MFS Global Equity Portfolio	The Manager has contractually agreed to waive 0.0067% of its investment management fee through June 30, 2025. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.
In addition, the Manager voluntarily agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the
Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.11% of the Portfolio's average daily net assets. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST Mid-Cap Growth Portfolio	The Manager has contractually agreed to waive 0.0047% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.05% of the Portfolio’s average daily net assets through June 30,
2025. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.

AST Mid-Cap Value Portfolio	The Manager has contractually agreed to waive 0.0051% of its investment management fee through June 30, 2025. The Manager has also
contractually agreed to waive 0.0034% of its investment management fee through June 30, 2025. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.

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Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Preservation Asset Allocation	The Manager has contractually agreed to waive 0.02% of its investment
Portfolio	management fee through June 30, 2025. The Manager has also
contractually agreed to waive 0.0007% of its investment management fee through June 30, 2025. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. In addition, the
Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.90% of the Portfolio's average daily net assets through June 30, 2025. Expenses
waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.

AST Quantitative Modeling Portfolio	The Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2025. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.

AST Small-Cap Growth Portfolio	The Manager has contractually agreed to waive 0.004% of its investment management fee through June 30, 2025. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

AST T. Rowe Price Asset Allocation	The Manager has contractually agreed to waive 0.0092% of its investment
Portfolio	management fee through June 30, 2025. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

AST T. Rowe Price Growth	The Manager has contractually agreed to waive 0.0091% of its investment
Opportunities Portfolio	management fee through June 30, 2025. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

AST T. Rowe Price Natural Resources	The Manager has contractually agreed to waive 0.112% of its investment
Portfolio	management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30,
2025. Expenses waived/reimbursed by the Manager for the purpose of

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Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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